Pledged assets - Summary of assets pledged as collateral (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 365,074	₩ 432,228
Loans | Financial assets at fair value through profit or loss
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 49,902	0
Reasons for collateral	Pledge for borrowing transaction
Loans | Financial assets at amortised cost
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 124,420	0
Reasons for collateral	Pledge for borrowing transaction
Securities
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 48,350,091	37,011,111
Securities | Financial assets at fair value through profit or loss
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 18,525,421	12,714,420
Reasons for collateral	Customer RP, etc.
Securities | Financial assets at amortised cost
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 17,659,715	14,913,535
Reasons for collateral	Borrowings, Settlement security for Bank of Korea, Customer RP, etc.
Securities | Financial assets at fair value through other comprehensive income
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 12,164,955	9,383,156
Reasons for collateral	Borrowings, Settlement security for Bank of Korea, Borrowing securities, etc.
Deposits | Financial assets at amortised cost
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 1,500,246	1,883,725
Reasons for collateral	Borrowings, etc.
Property and Equipment (real estate)
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 5,039	29,288
Reasons for collateral	Establishing the right to collateral security, etc.
Assets pledged as collateral
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 50,029,698	₩ 38,924,124